Loans Receivable and Other Lending Investments, net (Troubled Debt Restructurings) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) loan	Dec. 31, 2016 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Pre-modification outstanding recorded investment	$ 11,600,000
Unfunded commitments, troubled debt restructurings			$ 0
Non-performing mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of loans | loan		1
Non-performing mortgage | One Year Payment Extension
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment of loans whose maturity was extended		$ 7,000,000
Finance receivable, trouble debt restructuring time period		1 year
Individually Evaluated for Impairment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Pre-modification outstanding recorded investment	$ 5,800,000